First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments
February 28, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 67.1%
	Construction & Engineering – 1.2%
20,250	Quanta Services, Inc.	$3,268,350
	Electric Utilities – 17.5%
105,100	Alliant Energy Corp. (b)	5,388,477
103,300	American Electric Power Co., Inc.	9,087,301
17,899	Constellation Energy Corp. (b)	1,340,456
7,700	Duke Energy Corp.	725,802
19,600	Emera, Inc. (CAD)	776,387
694,420	Enel S.p.A., ADR	3,854,031
27,900	Evergy, Inc.	1,640,799
20,800	Eversource Energy	1,567,488
62,300	Exelon Corp.	2,516,297
17,400	Fortis, Inc. (CAD)	688,604
59,644	Iberdrola S.A., ADR	2,734,976
15,800	IDACORP, Inc.	1,633,720
40,213	NextEra Energy, Inc.	2,856,329
10,600	Orsted A/S, ADR	307,188
107,000	PPL Corp.	2,896,490
96,300	Southern (The) Co.	6,072,678
31,000	Xcel Energy, Inc.	2,001,670
		46,088,693
	Energy Equipment & Services – 0.4%
92,200	Archrock, Inc.	1,020,654
	Gas Utilities – 7.2%
172,805	AltaGas Ltd. (CAD)	2,965,990
46,400	Atmos Energy Corp.	5,234,384
108,083	National Fuel Gas Co.	6,190,994
17,000	New Jersey Resources Corp.	867,510
38,700	ONE Gas, Inc.	3,102,192
13,744	UGI Corp.	511,689
		18,872,759
	Independent Power & Renewable Electricity Producers – 2.1%
146,000	AES (The) Corp.	3,603,280
46,700	Clearway Energy, Inc., Class A	1,387,457
17,100	EDP Renovaveis S.A. (EUR)	351,062
11,500	Northland Power, Inc. (CAD)	279,388
		5,621,187
	Multi-Utilities – 11.2%
142,500	Atco Ltd., Class I (CAD)	4,418,597
15,500	Canadian Utilities Ltd., Class A (CAD)	406,555
10,739	CenterPoint Energy, Inc.	298,759
41,100	CMS Energy Corp.	2,423,667
26,900	DTE Energy Co.	2,951,199
83,800	Public Service Enterprise Group, Inc.	5,064,034
78,600	Sempra Energy (b)	11,786,856
25,500	WEC Energy Group, Inc.	2,260,830
		29,610,497
	Oil, Gas & Consumable Fuels – 27.1%
46,378	Cheniere Energy, Inc. (b)	7,297,115
240,000	DT Midstream, Inc.	12,048,000
153,300	Enbridge, Inc. (b)	5,751,816
330,900	Keyera Corp. (CAD)	7,301,868

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
679,075	Kinder Morgan, Inc.	$11,585,019
133,653	ONEOK, Inc. (b)	8,747,589
81,200	Targa Resources Corp.	6,016,920
115,455	TC Energy Corp. (b)	4,596,264
264,870	Williams (The) Cos., Inc. (b)	7,972,587
		71,317,178
	Semiconductors & Semiconductor Equipment – 0.3%
3,400	Enphase Energy, Inc. (c)	715,802
	Water Utilities – 0.1%
2,500	American Water Works Co., Inc.	350,950
	Total Common Stocks	176,866,070
	(Cost $177,790,933)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 44.1%
	Chemicals – 0.9%
102,638	Westlake Chemical Partners, L.P.	2,354,516
	Energy Equipment & Services – 0.2%
20,200	USA Compression Partners, L.P.	422,786
	Independent Power & Renewable Electricity Producers – 3.2%
126,258	NextEra Energy Partners, L.P. (d)	8,365,855
	Oil, Gas & Consumable Fuels – 39.8%
85,089	Cheniere Energy Partners, L.P.	4,206,800
1,514,880	Energy Transfer, L.P.	19,178,381
24,500	EnLink Midstream, LLC (d)	275,870
824,240	Enterprise Products Partners, L.P.	21,042,847
290,100	Hess Midstream, L.P., Class A (d)	7,954,542
260,676	Holly Energy Partners, L.P.	4,713,022
409,772	Magellan Midstream Partners, L.P.	21,783,479
232,000	MPLX, L.P.	8,034,160
1,241,982	Plains GP Holdings, L.P., Class A (d)	17,275,970
20,200	Western Midstream Partners, L.P.	525,402
		104,990,473
	Total Master Limited Partnerships	116,133,630
	(Cost $94,401,980)
	Total Investments – 111.2%	292,999,700
	(Cost $272,192,913)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.0)%
(1,051)	Alliant Energy Corp. (e)	$(5,388,477)	$57.50	03/17/23	(10,510)
(463)	Cheniere Energy, Inc.	(7,284,842)	165.00	03/17/23	(92,600)
(178)	Constellation Energy Corp.	(1,333,042)	90.00	03/17/23	(1,780)
(1,086)	ONEOK, Inc.	(7,107,870)	75.00	03/17/23	(1,086)
(610)	Sempra Energy (e)	(9,147,560)	170.00	03/17/23	(5,490)
(1,154)	TC Energy Corp. (e)	(4,594,074)	45.00	03/17/23	(5,770)

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(800)	Williams (The) Cos., Inc.	$(2,408,000)	$34.00	03/17/23	$(2,400)
	Total Call Options Written				(119,636)
	(Premiums received $549,825)
Outstanding Loans – (26.7)%	(70,300,000)
Net Other Assets and Liabilities – 15.5%	40,973,197
Net Assets – 100.0%	$263,553,261

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	4.575% (2)	09/03/24	$36,475,000	2.367% (3)	$1,552,722
N/A (4) (5)	4.570% (6)	10/21/25	303,796	4.560% (7)	(57)
			$36,778,796		$1,552,665
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At February 28, 2023, investments noted as such are valued at $(21,770) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Infrastructure Fund (FIF)
Portfolio of Investments (Continued)
February 28, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2023 is as follows:
ASSETS TABLE
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 176,866,070	$ 176,866,070	$ —	$ —
Master Limited Partnerships*	116,133,630	116,133,630	—	—
Total Investments	292,999,700	292,999,700	—	—
Interest Rate Swap Agreement	1,552,722	—	1,552,722	—
Total Investments	$ 294,552,422	$ 292,999,700	$ 1,552,722	$—

LIABILITIES TABLE
	Total Value at 2/28/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (119,636)	$ (97,866)	$ (21,770)	$ —
Interest Rate Swap Agreement	(57)	—	(57)	—
Total	$ (119,693)	$ (97,866)	$ (21,827)	$—

*	See Portfolio of Investments for industry breakout.